Investments Accounted for Using the Equity Method - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net income
Associates	¥ 326,931	¥ 324,480	¥ 190,998
Joint ventures	316,132	235,866	160,031
Total	643,063	560,346	351,029
Other comprehensive income, net of tax
Associates	99,737	241,264	50,143
Joint ventures	3,295	66,187	38,501
Total	103,033	307,451	88,644
Comprehensive income
Associates	426,669	565,744	241,141
Joint ventures	319,428	302,053	198,532
Total	¥ 746,096	¥ 867,798	¥ 439,673